Provision for Pension Plan - Fair Value of Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	R$ 1,700,472
Fair value of plan assets at the end of the year	758,707	R$ 1,700,472
TCSPREV plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	1,953,967	1,845,367
Actual return on plan assets	(187,708)	163,580
Company's contributions	2
Participan's contributions	2
Benefits paid	(61,605)	(54,979)
Merger plans	1,916,410
Fair value of plan assets at the end of the year	3,621,068	1,953,967
BrTPREV Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	1,895,591	1,806,042
Actual return on plan assets	197,994	295,413
Company's contributions	11	15
Participan's contributions	12
Benefits paid	(177,215)	(205,879)
Merger plans	(1,916,410)
Fair value of plan assets at the end of the year		1,895,591
TelemarPrev Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	4,142,553	3,853,595
Actual return on plan assets	638,288	552,451
Benefits paid	(272,271)	(263,493)
Fair value of plan assets at the end of the year	4,508,570	4,142,553
PBS-Telemar Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	360,700	314,203
Actual return on plan assets	41,639	69,540
Company's contributions	66	73
Participan's contributions	34	41
Benefits paid	(23,441)	(23,158)
Fair value of plan assets at the end of the year	379,998	360,700
PAMEC Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Company's contributions	688	122
Benefits paid	R$ (688)	R$ (122)